Label	Element	Value
Retail Class Prospectus | DSM Global Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	DSM Global Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The DSM Global Growth Fund (the “Global Growth Fund” or “Fund”) seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Oct. 31, 2016
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the above Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 91% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	91.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Cap only in the first year).

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, under these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Permissible Securities. Under normal circumstances, the Fund will generally invest its net assets (plus any borrowings for investment purposes) in equity securities of large capitalization issuers. Equity securities include, but are not limited to, common stocks, preferred stocks, securities convertible into common stocks, rights and warrants. The Fund generally will contain 35 to 55 equity securities. The Advisor currently defines a “large capitalization issuer” as one that has a market capitalization of $10 billion or more at the time of purchase. The Fund may also invest up to 40% of its net assets in equity securities of issuers that have a market capitalization below $10 billion at the time of purchase. Under normal market conditions, at least 30% of the Fund’s net assets will be invested in the securities of foreign issuers including those in emerging markets, through, but not limited to, American Depository Receipts or similar securities. In determining whether an issuer is foreign, the Advisor will consider various factors including where the issuer is headquartered, where the issuer’s principal operations are located, where the issuer’s revenues are derived, where the principal trading market is located and the country in which the issuer is legally organized. The weight given to each of these factors will vary depending upon the circumstances and as determined by the Advisor. The Fund intends to invest in securities of issuers from at least three different countries outside of the United States. From time to time, the Fund may invest more than 25% of its assets in issuers connected to China, and in issuers in other newly-developed trading markets, which involves certain risks and special considerations not typically associated with investment in more developed economies or markets.

The Fund is a non-diversified fund and may, from time to time, have significant exposure to one or more issuers, industries, geographic regions or sectors of the global economy. The Fund may invest greater than 25% of its assets in one or more of the following sectors: consumer discretionary, consumer staples, energy, financials, health care, industrials, materials, technology and telecommunications services. As of June 30, 2015, over 25% of the Fund’s assets were invested in securities within the information technology sector.

Management Process. The Advisor manages the Fund using a bottom-up, “idea-driven,” growth-style with a long-term (i.e., three-year) investment horizon. This means in general terms that the Advisor identifies issuers which it believes exhibit certain growth characteristics. For instance, the Advisor may select issuers that it believes have growing businesses with solid fundamentals, attractive profitability, and successful managements. The Advisor generally sells an equity security when it believes its projected future return becomes unattractive relative to the rest of the portfolio or the investable universe.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
There is the risk that you could lose all or a portion of your money on your investment in the Fund. The Fund is subject to many of the risks common to mutual funds that invest in equity securities of domestic and foreign companies. You may lose money by investing in this Fund. In particular, the following risks could affect the value of your investment:

•
China Risk. Investing in securities of Chinese companies involves special risks, including greater government control over the economy, political and legal uncertainty, currency fluctuations or exchange limitations, the risk that China’s government may decide not to continue to support economic reform programs and the risk of nationalization or expropriation of assets. Information about issuers in emerging markets, including China, may not be as complete, accurate or timely as information about listed companies in other more developed economies or markets.

•
Emerging Markets Risk. Stocks of issuers in emerging markets countries entail greater investment risk than developed markets. Such risks could include governmental dependence on a few industries or resources, government-imposed taxes on foreign investment or limits on the removal of capital from a country, unstable government, and volatile markets.

•
Equity Market Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

•
Foreign Securities Risk. The performance of foreign securities depends on the political and economic environments and other overall economic conditions in the countries where the Fund invests. Foreign securities markets may involve greater risk, less transparency, less information, exposure to foreign taxes and volatility than more developed markets. Some foreign countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. Certain of these currencies have experienced, and may experience in the future, substantial fluctuations or a steady devaluation relative to the U.S. dollar.

•	General Market Risk. The stock market declines or stocks in the Fund’s portfolio may not increase their earnings at the rate anticipated.

•
Growth Style Investment Risk. Growth-oriented funds may underperform when value investing is in favor. In addition, growth securities typically trade at higher multiples of current earnings than other securities and, therefore, may be more sensitive to changes in current or expected earnings than other equity securities and may be more volatile.

•
Large Cap Company Risk. Large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, may be more prone to global economic risks, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

•	Management Risk. The Advisor’s investment strategy does not achieve the Fund’s objective or the Advisor does not implement the strategy properly.

•
Non-Diversification Risk. A non-diversified fund may hold a significant percentage of its assets in the securities of fewer companies or even one company, and therefore events affecting those companies have a greater impact on the Fund than on a diversified fund.

•
Portfolio Turnover Risk.  High portfolio turnover involves correspondingly greater expenses to the Fund, including brokerage commissions and dealer mark-ups and other transaction costs. This may also result in adverse tax consequences for Fund shareholders.

•	Regulatory Risk. Changes in government regulations may adversely affect the value of a security.

•
Sector-Focus Risk. Investing a significant portion of the Fund’s assets in one sector of the market exposes the Fund to greater market risk and potential monetary losses than if those assets were spread among various sectors.

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Small and Mid-Sized Company Stock Risk. Small to mid-sized company stocks have historically been subject to greater investment risk than large company stocks. The prices of small to mid-sized company stocks tend to be more volatile and less liquid than large company stocks. Small and mid-sized companies may have no or relatively short operating histories, or be newly formed public companies. Some of these companies have aggressive capital structures, including high debt levels, or are involved in rapidly growing or changing industries and/or new technologies, which pose additional risks.

•
Technology Sector Risk. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face product obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in this Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	A non-diversified fund may hold a significant percentage of its assets in the securities of fewer companies or even one company, and therefore events affecting those companies have a greater impact on the Fund than on a diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following performance information provides some indication of the risks of investing in the Fund. As of the date of this Prospectus, the Retail Class has not commenced operations. For that reason, the performance information below is that of the Fund’s Institutional Class. The bar chart below illustrates how the Fund’s total returns have varied year to year since inception. The table below illustrates how the Fund’s average annual total returns for the 1-year and since inception periods compare with that of a broad-based securities index and an additional index provided to offer a broader market perspective. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.dsmmutualfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Fund.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	As of the date of this Prospectus, the Retail Class has not commenced operations.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.dsmmutualfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund’s year-to-date return as of September 30, 2015 was -1.19%.
Highest Quarterly Return:	4Q, 2013	14.27%

Lowest Quarterly Return:	1Q, 2014	-2.01%

Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	As of the date of this Prospectus, the Retail Class has not commenced operations. For that reason, the performance information below is that of the Fund’s Institutional Class.
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2015
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(1.19%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.27%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2014
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.01%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or expenses)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The “Return After Taxes on Distributions” shows the effect of taxable distributions (dividends and capital gains distributions), but assumes that you still hold Fund shares at the end of the period. The “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of both taxable distributions and any taxable gain or loss that would be realized if a Fund’s shares were sold at the end of the specified period. The “Return After Taxes on Distributions and Sale of Fund Shares” is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

The “Return After Taxes on Distributions” shows the effect of taxable distributions (dividends and capital gains distributions), but assumes that you still hold Fund shares at the end of the period. The “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of both taxable distributions and any taxable gain or loss that would be realized if a Fund’s shares were sold at the end of the specified period. The “Return After Taxes on Distributions and Sale of Fund Shares” is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2014
Retail Class Prospectus | DSM Global Growth Fund | MSCI All Country World Index Net (reflects no deduction for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI All Country World Index Net (reflects no deduction for fees or expenses)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.16%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	10.79%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 28, 2012
Retail Class Prospectus | DSM Global Growth Fund | Retail Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (includes shareholder servicing fee of up to 0.10%)	rr_OtherExpensesOverAssets	6.66%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	7.81%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(6.36%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.45%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 148
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,142
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,140
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 4,654
Retail Class Prospectus | DSM Global Growth Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Annual Return 2013	rr_AnnualReturn2013	34.42%
Annual Return 2014	rr_AnnualReturn2014	3.26%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.26%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	13.56%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 28, 2012
Retail Class Prospectus | DSM Global Growth Fund | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.34%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	11.97%
Retail Class Prospectus | DSM Global Growth Fund | Institutional Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.42%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	10.30%

[1]	Other expenses are based on estimated amounts for the current fiscal year.
[2]	The Advisor has contractually agreed to reduce its fees and pay Fund expenses (excluding acquired fund fees and expenses, interest expense in connection with investment activities, taxes, dividends on short positions and extraordinary expenses) in order to limit the Fund's Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement to 1.45% of the average daily net assets of the Retail Class shares (the "Expense Cap") through at least October 31, 2016. To the extent that the Advisor waives its fees and absorbs expenses to satisfy this Expense Cap, it may seek repayment of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived or absorbed, subject to the Expense Cap.